Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Fair value gain reflected in net loss	$ 2,990
Investment in Aqualung	5,350	$ 2,335
Fair value investment	5,400
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain reflected in net loss	$ 3,000